Financial Instruments by Category - Schedule of Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through profit or loss, category [member]
Financial assets at FVTPL:
Financial assets	$ 7	$ 21,287
Financial assets at amortised cost, category [member]
Financial assets at FVTPL:
Financial assets	126,319	45,343
Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Financial liabilities:
Financial liabilities	49,595	21,282
Financial assets at amortised cost, category [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities		290,368
Financial liabilities included in other payables and accruals [Member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Financial liabilities:
Financial liabilities	4,890	3,877
Interest-bearing bank and other borrowings [Member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Financial liabilities:
Financial liabilities	30,357	4,307
Financial instruments measured at FVTPL [Member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Financial liabilities:
Financial liabilities		290,368
Dual currency structured deposit [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets at FVTPL:
Financial assets
Wealth management product [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets at FVTPL:
Financial assets	7	21,287
Financial assets included in prepayments, other receivables and other assets [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets at FVTPL:
Financial assets	2,978	2,585
Cash and cash equivalents [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets at FVTPL:
Financial assets	91,492	42,758
Short-term investments at amortized cost. [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets at FVTPL:
Financial assets	7,000
Long-term investments at amortized cost [Member] | Financial assets at fair value through profit or loss, category [member]
Financial assets at FVTPL:
Financial assets	24,849
Trade payables [Member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Financial liabilities:
Financial liabilities	$ 14,348	$ 13,098